Stock-Based Compensation - Summary of PSU Activity (Details) - Performance stock units	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Shares
Outstanding beginning balance (in shares) | shares	0
Granted (in shares) | shares	99,868
Vested (in shares) | shares	0
Forfeited (in shares) | shares	(20,961)
Outstanding ending balance (in shares) | shares	78,907
Weighted-Average Grant Date Fair Value
Outstanding beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	7.69
Vested (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	7.69
Outstanding ending balance (in dollars per share) | $ / shares	$ 7.69